Deferred Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Income [Abstract]
Disclosure Of Deferred Income Table Explanatory [Table Text Block]

	As of December 31
in 000€	2021	2020	2019
Deferred maintenance & license	34,287	30,242	27,667
Deferred (project) fees	3,537	4,555	4,647
Deferred government grants	435	85	358
Total	38,259	34,882	32,672
current	33,307	29,554	27,641
non-current	4,952	5,328	5,031